INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Non-cash expense		$ 51,312	$ 315,912	$ 360,706
Capital losses carried forward		1,173,541
Non-capital tax losses carried forward		$ 12,799,155
Non-capital losses expiry date range		2022 to 2037
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Canadian income tax rate increased	26.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Canadian income tax rate increased	27.00%